COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum operating lease payments
As of December 31, 2013, future minimum lease payments under the non-cancelable operating lease agreement are as follows:

Operating Lease Obligations
Year ending December 31:
2014	$2,075
2015	1,030
2016	299
2017	32
2018	9

Total minimum payments	$3,445